SHARE CAPITAL	6 Months Ended
Jun. 30, 2026
SHARE CAPITAL

13. SHARE CAPITAL

NuRAN’s share capital consists only of fully paid shares of each of the following categories, each of an unlimited amount and without nominal value:

●	Common shares, voting and participating

●	Preferred shares

During the six-month period ended June 30, 2026, the Company settled debt through the issuance of common shares and warrants. The debt was derecognized at its carrying amount, and the equity instruments issued were measured at fair value and allocated between share capital and contributed surplus using the relative fair value method.

	2026-06-30		2025-12-31
	Number	$	Number	$
Opening balance	13,069,567	86,606,375	195,647	54,994,088
Issue of share capital	15,149	47,796	12,860,587	31,364,312
Convertible debenture	—	—	—	(142,571)
Debenture conversion in share capital	—	—	13,333	390,546
Issue of warrants	—	—	—	—
Closing balance	13,084,716	86,654,171	13,069,567	86,606,375

During the six-month period ended June 30, 2026, the Company had the following share transactions:

(a)	On January 30, 2026, the Company issued 9,515 shares as of accounts payables settlement, resulting in the recognition of $27,232 as of share capital, $4,803 as of warrants and $4,535 as loss on debt settlement in the Consolidated Statements of Net Loss and Comprehensive Loss. The company also issued 5,634 shares to members of its Board of Directors for services provided in 2022 and 2023, resulting in the recognition of $20,564 as of share capital and $194,436 as gain on debt settlement in the Consolidated Statements of Net Loss and Comprehensive Loss.